January 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds

File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on January 13, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-428174), to the Prospectus dated February 28, 2015 for the ASTON/TAMRO Small Cap Fund (the “Fund”) as supplemented March 16, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3 (g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 268-1463.

Very truly yours,
/s/ James Dimmick
James Dimmick, Assistant Secretary